19. Deferred taxes and contributions (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Taxes And Contributions Tables Abstract
Deferred taxes
	December 31, 2018	December 31, 2017
Deferred income tax assets
Provisions	337,833	482,863
Pension obligations - G1	157,044	165,503
Donations of underlying asset on concession agreements	54,131	55,112
Credit losses	197,920	199,063
Other	186,887	151,562
Total deferred tax assets	933,815	1,054,103

Deferred income tax liabilities
Temporary difference on concession of intangible asset	(433,842)	(460,177)
Capitalization of borrowing costs	(420,978)	(415,379)
Profit on supply to governmental entities	(206,978)	(76,705)
Actuarial gain/loss – G1 Plan	(36,430)	(36,538)
Construction margin	(86,164)	(88,947)
Borrowing costs	(10,665)	(13,111)
Total deferred tax liabilities	(1,195,057)	(1,090,857)

Deferred tax assets (liabilities), net	(261,242)	(36,754)

Realization
	December 31, 2018	December 31, 2017
Deferred income tax assets
to be realized within 12 months	158,294	221,999
to be realized after one year	775,521	832,104
Total deferred tax assets	933,815	1,054,103
Deferred income tax liabilities
to be realized within 12 months	(32,546)	(51,520)
to be realized after one year	(1,162,511)	(1,039,337)
Total deferred tax liabilities	(1,195,057)	(1,090,857)
Deferred tax asset (liabilities)	(261,242)	(36,754)

Changes
Deferred income tax assets	December 31, 2017	Net change	December 31, 2018
Provisions	482,863	(145,030)	337,833
Pension obligations - G1	165,503	(8,459)	157,044
Donations of underlying asset on concession agreements	55,112	(981)	54,131
Credit losses	199,063	(1,143)	197,920
Other	151,562	35,325	186,887
Total	1,054,103	(120,288)	933,815

Deferred income tax liabilities
Temporary difference on concession of intangible asset	(460,177)	26,335	(433,842)
Capitalization of borrowing costs	(415,379)	(5,599)	(420,978)
Profit on supply to governmental entities	(76,705)	(130,273)	(206,978)
Actuarial (gain)/loss – G1	(36,538)	108	(36,430)
Construction margin	(88,947)	2,783	(86,164)
Borrowing costs	(13,111)	2,446	(10,665)
Total	(1,090,857)	(104,200)	(1,195,057)

Deferred tax assets (liabilities), net	(36,754)	(224,488)	(261,242)

Deferred income tax assets	December 31, 2016	Net change	December 31, 2017
Provisions	524,129	(41,266)	482,863
Actuarial gain/loss – G1	85,044	(85,044)	-
Pension obligations - G1	167,922	(2,419)	165,503
Donations of underlying asset on concession agreements	57,317	(2,205)	55,112
Credit losses	266,757	(67,694)	199,063
Other	151,247	315	151,562
Total	1,252,416	(198,313)	1,054,103

Deferred income tax liabilities
Temporary difference on concession of intangible asset	(492,341)	32,164	(460,177)
Capitalization of borrowing costs	(374,512)	(40,867)	(415,379)
Profit on supply to governmental entities	(92,365)	15,660	(76,705)
Actuarial gain/loss – G1	-	(36,538)	(36,538)
Construction margin	(91,790)	2,843	(88,947)
Borrowing costs	(15,063)	1,952	(13,111)
Total	(1,066,071)	(24,786)	(1,090,857)

Deferred tax assets (liabilities), net	186,345	(223,099)	(36,754)

	December 31, 2018	December 31, 2017	December 31, 2016

Opening balance	(36,754)	186,345	128,242
Net change in the year:
- corresponding entry to the income statement	(224,596)	(101,517)	(60,667)
- corresponding entry to valuation adjustments to equity (Note 21 (b))	108	(121,582)	118,770

Total net change	(224,488)	(223,099)	58,103
Closing balance	(261,242)	(36,754)	186,345

Reconciliation of the effective tax rate
	December 31, 2018	December 31, 2017	December 31, 2016

Profit before income taxes	3,912,319	3,503,614	4,129,054
Statutory rate	34%	34%	34%

Estimated expense at statutory rate	(1,330,186)	(1,191,229)	(1,403,878)
Tax benefit of interest on equity	264,816	245,444	245,637
Permanent differences
Provision – Law 4,819/58 (i)	(46,544)	(57,104)	(63,039)
Donations	(13,068)	(12,413)	(10,987)
Other differences	47,731	30,998	50,311

Income tax and social contribution	(1,077,251)	(984,304)	(1,181,956)

Current income tax and social contribution	(852,655)	(882,787)	(1,121,289)
Deferred income tax and social contribution	(224,596)	(101,517)	(60,667)
Effective rate	28%	28%	29%

(i)       Permanent difference related to the provision for actuarial liability (Note 21 (b) (iii)).